Fair Value Measurements - Summary of Assets And Liabilities Measured at Fair Value Recurring Basis (Details) - Fair Value, Recurring [Member] - US Treasury Securities [Member]	Sep. 30, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 230,003,925
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	230,003,925
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account